Restatement of Consolidated Financial Statements - Impact of Restatement on Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Total operating expenses	$ 44,675	$ 15,916	$ 81,021	$ 55,818
Loss from operations	(44,675)	(15,916)	(81,021)	(55,818)
Other (loss) income:
Interest expense			(20,765)	(94)
Interest income	247	538	1,093	3,608
Change in fair value of Series F convertible preferred stock tranche liabilities			(999,987)
Change in fair value of assumed common stock warrant liabilities	(30,800)		(581,863)
Other income	103		760	1,041
Total other (loss) income	(30,414)	538	(1,600,762)	4,555
Net loss	(75,089)	(15,378)	(1,681,783)	(51,263)
Less: Net (loss) income attributable to non-controlling interest, net of tax of $0 for the years ended December 31, 2020 and 2019	(10)	(4)	(6)	20
Net loss attributable to common stockholders	(75,079)	(15,374)	(1,681,777)	(51,283)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	174	315	(121)	121
Total comprehensive loss	(74,915)	(15,063)	(1,681,904)	(51,142)
Less: Comprehensive (loss) income attributable to non-controlling interest	(10)	(4)	(6)	20
Comprehensive loss attributable to common stockholders	$ (74,905)	$ (15,059)	$ (1,681,898)	$ (51,162)
Basic and Diluted net loss per share	$ (0.20)	$ (0.06)	$ (6.67)	$ (0.21)
Basic and Diluted weighted-average common shares outstanding	368,783,516	239,792,967	252,143,509	239,636,062
Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Total operating expenses			$ 81,021
Loss from operations			(81,021)
Other (loss) income:
Interest expense			(20,765)
Interest income			1,093
Change in fair value of Series F convertible preferred stock tranche liabilities			(999,987)
Other income			760
Total other (loss) income			(1,018,899)
Net loss			(1,099,920)
Less: Net (loss) income attributable to non-controlling interest, net of tax of $0 for the years ended December 31, 2020 and 2019			(6)
Net loss attributable to common stockholders			(1,099,914)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities			(121)
Total comprehensive loss			(1,100,041)
Less: Comprehensive (loss) income attributable to non-controlling interest			(6)
Comprehensive loss attributable to common stockholders			$ (1,100,035)
Basic and Diluted net loss per share			$ (4.36)
Basic and Diluted weighted-average common shares outstanding			252,143,509
Restatement Adjustment
Other (loss) income:
Change in fair value of assumed common stock warrant liabilities			$ (581,863)
Total other (loss) income			(581,863)
Net loss			(581,863)
Net loss attributable to common stockholders			(581,863)
Other comprehensive (loss) income:
Total comprehensive loss			(581,863)
Comprehensive loss attributable to common stockholders			$ (581,863)